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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-10379

Registrant Name:	PIMCO California Municipal Income Fund

Address of Principal Executive Offices:	1345 Avenue of the Americas,
New York, NY 10105

Name and Address of Agent for Service:	Lawrence G. Altadonna
1345 Avenue of the Americas,
New York, NY 10105

Registrant’s telephone number, including area code:	212-739-3371

Date of Fiscal Year End:	April 30, 2009

Date of Reporting Period:	July 31, 2008
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles. A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
PIMCO California Municipal Income Fund Schedule of Investments
July 31, 2008 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

CALIFORNIA MUNICIPAL BONDS & NOTES—88.3%
$1,385	Alvord Unified School Dist., GO, 5.375%, 8/1/29, Ser. C (FSA)	Aaa/NR	$1,422,520
1,000	Assoc. of Bay Area Gov’t Finance Auth. Rev., Poway Housing, 5.375%, 11/15/25 (CA Mtg. Ins.)	NR/A+	1,015,210
1,000	Channing House Rev., CP, 5.375%, 2/15/19	NR/BBB	994,030
2,250	Capistrano Unified School Dist., Special Tax, 5.75%, 9/1/29, (Pre-refunded @ $102, 9/1/09) (c)	NR/NR	2,395,080
5,250	Central JT Powers Health Financing Auth. Rev., CP, 5.75%, 2/1/31, (Pre-refunded @ $101, 2/1/11) (c)	Baa2/AAA	5,686,012
	Contra Costa Cnty. Public Financing Auth., Tax Allocation,
2,150	5.125%, 8/1/19	NR/BBB	2,168,038
350	5.85%, 8/1/33	NR/NR	354,368
4,650	5.85%, 8/1/33, (Pre-refunded @ $100, 8/1/13) (c)	NR/BBB	5,243,712
2,750	CSUCI Financing Auth. Rev., 5.00%, 9/1/31, Ser. A, (Pre-refunded @ $100, 9/1/11) (MBIA)(c)	Aaa/AAA	2,946,982
3,635	Cucamonga Cnty. Water Dist. Rev., CP, 5.125%, 9/1/35 (FGIC)	Baa3/A+	3,654,084
	East Side Union High School Dist., Santa Clara Cnty., GO, Ser. E (XLCA),
1,985	zero coupon, 8/1/21	A3/A-	978,506
1,490	zero coupon, 8/1/22	A3/A-	686,041
	El Monte, CP (AMBAC),
10,790	4.75%, 6/1/30	Aaa/AAA	10,133,321
14,425	5.25%, 1/1/34	Aaa/AAA	14,563,624
	Foothill Eastern Corridor Agcy. Toll Road Rev.,
5,000	zero coupon, 1/15/33	Baa3/BBB-	986,750
5,000	zero coupon, 1/15/34	Baa3/BBB-	921,100
	Fremont Community Dist., Special Tax,
165	6.00%, 9/1/18	NR/NR	165,596
505	6.00%, 9/1/19	NR/NR	502,556
3,500	6.30%, 9/1/31	NR/NR	3,453,730
	Golden State Tobacco Securitization Corp. Rev.,
5,000	zero coupon, 6/1/37, Ser. A-2	Baa3/BBB	2,737,100
9,000	5.00%, 6/1/33, Ser. A-1	Baa3/BBB	7,021,530
6,007	5.00%, 6/1/35, Ser. A (FGIC) (h)	A2/A	5,439,940
2,000	5.00%, 6/1/38, Ser. A (FGIC) (h)	A2/A	1,795,660
16,330	6.25%, 6/1/33, Ser. A-1	Aaa/AAA	17,725,235
10,155	6.75%, 6/1/39, Ser. A-1, (Pre-refunded @ $100, 6/1/13) (c)	Aaa/AAA	11,573,349
540	7.875%, 6/1/42, Ser. A-3, (Pre-refunded @ $100, 6/1/13) (c)	Aaa/AAA	642,109
	Health Facs. Finance Auth. Rev.,
1,980	5.00%, 7/1/18	A2/A	1,983,109
5,315	5.125%, 7/1/18	NR/BBB+	5,247,765
3,000	5.25%, 10/1/14, Ser. B	NR/AAA	3,047,010
4,565	Adventist Health System, 5.00%, 3/1/33	NR/A	4,098,548
875	Catholic Healthcare West, 5.00%, 7/1/28, (Partially pre-refunded @ $101, 7/1/28) (c)	A2/A	798,892
6,250	Infrastructure & Economic Dev. Bank Rev., Bay Area Toll Bridges, 5.00%, 7/1/36, (Pre-refunded @ $100, 1/1/28) (AMBAC)(c)	Aaa/AAA	6,576,562
	La Quinta Redev. Agcy., Tax Allocation (AMBAC),
3,000	5.00%, 9/1/21	Aaa/AAA	3,037,380
10,000	5.10%, 9/1/31	Aaa/AAA	9,800,300
1,000	5.125%, 9/1/32	Aaa/AAA	969,700
1,495	Lincoln Public Financing Auth. Rev.,Twelve Bridges Ltd.,
	6.125%, 9/2/27	NR/NR	1,461,243

PIMCO California Municipal Income Fund Schedule of Investments
July 31, 2008 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

	Los Angeles Community Redev. Agcy., Tax Allocation,
$520	5.875%, 9/1/26	NR/NR	$473,273
325	6.00%, 9/1/31	NR/NR	297,206
5,000	Los Angeles Department of Water & Power Rev., 4.75%, 7/1/30, Ser. A-2 (FSA)(h)	Aaa/AAA	4,783,200
3,250	Los Angeles Unified School Dist., GO, 5.125%, 7/1/21, Ser. E, (Pre-refunded @ $100, 7/1/12) (MBIA)(c)	Aaa/AAA	3,523,877
5,820	Montclair Redev. Agcy., Tax Allocation, 5.30%, 10/1/30 (MBIA)	Aaa/AAA	5,939,019
2,900	Municipal Finance Auth. Rev., Biola Univ., 5.875%, 10/1/34	Baa1/NR	2,891,271
195	Murrieta Valley Unified School Dist., Special Tax, 6.30%, 9/1/18, (Pre-refunded @ $102, 9/1/09) (c)	NR/NR	208,710
6,255	Orange Cnty. Sanitation Dist. Rev., CP, 5.25%, 2/1/30, (Pre-refunded @ $100, 8/1/13) (FGIC)(c)	Aa3/AAA	6,911,775
1,080	Palm Springs Community Redev. Agcy., Tax Allocation, 5.50%, 8/1/21	NR/A	1,123,870
1,690	Rancho Etiwanda Public Facs., Special Tax, 6.375%, 9/1/24, (Pre-refunded @ $102, 3/1/10) (c)	NR/NR	1,835,222
	Rancho Mirage Redev. Agcy., Tax Allocation,
1,190	5.50%, 4/1/24	Baa1/BBB+	1,209,564
1,580	5.625%, 4/1/33	Baa1/BBB+	1,596,211
8,305	Riverside Cnty., CP, 5.125%, 11/1/30 (MBIA)	Aaa/AAA	8,439,624
	Riverside, Improvement Board Act 1915, Special Assessment,
500	6.15%, 9/2/19	NR/NR	506,605
1,350	6.375%, 9/2/26	NR/NR	1,367,982
575	Roseville, Woodcreek Community Facs. Dist., Special Tax, 6.375%, 9/1/27, (Pre-refunded @ $102, 9/1/10) (c)	NR/NR	633,357
2,000	Sacramento Health Fac. Rev., 5.30%, 1/1/24, Ser. A (CA Mtg. Ins.)	NR/A+	2,023,820
	Sacramento, Special Tax,
2,945	5.70%, 9/1/23	NR/NR	2,875,115
655	6.10%, 9/1/21	NR/NR	648,692
1,240	6.15%, 9/1/26	NR/NR	1,217,668
1,000	San Diego Cnty. Water Auth. Rev., CP, 5.00%, 5/1/32, Ser. A (MBIA)	Aaa/AAA	999,920
545	San Diego Cnty., CP, 5.25%, 10/1/28	A2/NR	545,431
	San Francisco Bay Area Transit Financing Auth. Rev. (AMBAC),
880	5.125%, 7/1/36	Aaa/AAA	891,440
2,450	5.125%, 7/1/36, (Pre-refunded @ $100, 7/1/11) (c)	Aaa/AAA	2,624,832
720	San Francisco City & Cnty. Redev. Agcy. Rev., Special Tax, 6.125%, 8/1/31	NR/NR	687,341
5,065	San Joaquin Cnty., CP, 5.00%, 9/1/20 (MBIA)	Aaa/AAA	5,091,996
	San Joaquin Hills Transportation Corridor Agcy. Toll Road Rev., Ser. A,
5,000	5.50%, 1/15/28	Ba2/BB-	4,529,000
5,000	5.70%, 1/15/19	Ba2/BB-	5,005,800
5,000	San Jose Unified School Dist., Santa Clara Cnty., GO, 5.125%, 8/1/25, Ser. D, (Pre-refunded @ $101, 8/1/10) (FSA)(c)	Aaa/AAA	5,343,100
230	San Jose, Improvement Board Act 1915, Special Assessment, 5.60%, 9/2/17, Ser. Q	NR/NR	231,451
	San Juan Unified School Dist., GO (FSA),
9,445	zero coupon, 8/1/22	Aaa/AAA	4,714,094
10,895	zero coupon, 8/1/25	Aaa/AAA	4,547,246
6,110	zero coupon, 8/1/26	Aaa/AAA	2,396,953
600	Santa Ana Financing Auth. Rev., 5.60%, 9/1/19	NR/BBB	607,920
1,815	Santa Clara, CP, 5.00%, 2/1/32 (AMBAC)	Aaa/AAA	1,818,594
	State, GO,
14,200	5.00%, 6/1/37	A1/A+	13,777,124

PIMCO California Municipal Income Fund Schedule of Investments
July 31, 2008 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

$8,700	5.00%, 11/1/37, Ser. 2670 (h)	A1/A+	$8,439,261
3,300	5.00%, 12/1/37	A1/A+	3,201,000
	Statewide Community Dev. Auth. Rev.,
900	Baptist Univ., 5.50%, 11/1/38, Ser. A	NR/NR	798,723
1,000	Catholic Healthcare West, 5.50%, 7/1/31, Ser. D	A2/A	979,190
8,000	Catholic West, CP, 6.50%, 7/1/20, (Pre-refunded @ $101, 7/1/10) (c)	A2/NR	8,714,975
5,420	Gillispie School, 6.625%, 10/1/31	NR/NR	5,170,138
15,250	Henry Mayo Newhall Memorial Hospital, 5.125%, 10/1/30 (CA Mtg. Ins.)	NR/A+	15,159,110
8,000	Internext Group, CP, 5.375%, 4/1/30	NR/BBB	7,161,200
3,000	Jewish Home, 5.50%, 11/15/33 (CA St. Mtg.)	NR/A+	3,046,350
1,000	Kaiser Permanente, 5.25%, 3/1/45, Ser. B	NR/A+	947,230
2,380	St. Marks School, 6.75%, 6/1/28 (a)(b)	NR/NR	2,426,101
4,000	Sutter Health, 5.50%, 8/15/34, Ser. B	Aa3/AA-	4,011,360
4,165	Tehiy Day School, 6.625%, 11/1/31	NR/NR	3,887,194
910	Windrush School, 5.50%, 7/1/37	NR/NR	789,862
8,000	Tobacco Securitization Agcy. Rev., Los Angeles Cnty., zero coupon, 6/1/28	Baa3/NR	5,821,040
	(Pre-refunded @ $100, 6/1/11) (c),
1,500	5.25%, 6/1/31	Aaa/AAA	1,609,125
9,300	5.375%, 6/1/41	Aaa/AAA	10,008,102
1,650	Town of Apple Valley Rev., CP, 5.375%, 6/1/21 (CA Mtg. Ins.)	NR/A+	1,723,969
2,000	Turlock, Emanuel Medical Center Rev., CP, 5.50%, 10/15/37, Ser. B	NR/BBB+	1,807,020
	Tustin Unified School Dist., Special Tax,
2,345	5.50%, 9/1/22	NR/NR	2,211,124
2,520	5.60%, 9/1/29	NR/NR	2,354,562
2,000	5.625%, 9/1/32	NR/NR	1,838,380
	Univ. Rev.,
8,000	4.75%, 5/15/35, Ser. 1119 (FSA) (h)	Aaa/AAA	7,717,440
10,000	5.00%, 5/15/36, Ser. A (AMBAC)	Aaa/AAA	9,939,800
3,750	West Kern Cnty. Water Dist., CP, 5.625%, 6/1/31, (Pre-refunded @ $101, 6/1/10) (c)	Baa2/NR	4,015,500

	Total California Municipal Bonds & Notes (cost—$353,140,761)		358,322,751

OTHER MUNICIPAL BONDS & NOTES—7.3%
	Illinois—1.4%
	Educational Facs. Auth. Rev., Univ. of Chicago,
5,260	5.00%, 7/1/33	Aa1/AA	5,289,298
240	5.00%, 7/1/33, (Pre-refunded @ $100, 7/1/13) (c)	Aa1/AA	260,369

			5,549,667

	Iowa—1.8%
8,700	Tobacco Settlement Auth. Rev., 5.60%, 6/1/34, Ser. B	Baa3/BBB	7,372,467

	Louisiana—0.4%
1,750	Tobacco Settlement Financing Corp. Rev., 5.875%, 5/15/39, Ser. 2001-B	Baa3/BBB	1,532,038

	New Jersey—1.7%
	Tobacco Settlement Financing Corp. Rev.,
1,685	6.00%, 6/1/37, (Pre-refunded @ $100, 6/1/12) (c)	Aaa/AAA	1,867,469
2,210	6.125%, 6/1/42, (Pre-refunded @ $100, 6/1/12) (c)	Aaa/AAA	2,459,222
2,315	6.375%, 6/1/32	Aaa/AAA	2,615,741

			6,942,432

PIMCO California Municipal Income Fund Schedule of Investments
July 31, 2008 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

	Puerto Rico—1.6%
	Electric Power Auth. Power Rev., Ser. NN, (Pre-refunded @ $100, 7/1/13) (c),
$260	5.125%, 7/1/29	A3/BBB+	$284,154
990	5.125%, 7/1/29	A3/AAA	1,084,327
	Sales Tax Financing Corp. Rev.,
19,200	zero coupon, 8/1/47, Ser. A (AMBAC)	Aaa/AAA	2,019,840
24,000	zero coupon, 8/1/54, Ser. A (AMBAC)	Aaa/AAA	1,640,640
21,600	zero coupon, 8/1/56, Ser. A	A1/A+	1,202,472

			6,231,433

	Rhode Island—0.3%
1,500	Tobacco Settlement Financing Corp. Rev., 6.125%, 6/1/32, Ser. A	Baa3/BBB	1,397,880

	South Carolina—0.1%
340	Tobacco Settlement Rev. Management Auth. Rev., 6.375%, 5/15/30, Ser. B	Baa3/BBB	378,753

	Total Other Municipal Bonds & Notes (cost—$30,776,398)		29,404,670

CALIFORNIA VARIABLE RATE NOTE (a)(d)(e)(f)—0.2%
1,000	Sacramento Cnty. Sanitation Dist. Rev., 14.822%, 8/1/13, Ser. 1034 (MBIA) (cost—$1,221,398)	NR/AAA	986,750

OTHER VARIABLE RATE NOTE (a)(d)(e)(f)—1.0%
	Illinois—1.0%
4,000	Chicago Water Supply System Rev., 7.692%, 5/1/14, Ser. 1419 (AMBAC) (cost—$4,343,497)	NR/AAA	4,038,600

CALIFORNIA VARIABLE RATE DEMAND NOTES (f)(g)—3.2%
	State, GO,
5,000	0.90%, 8/1/08, Ser. A-2	VMIG1/A-1+	5,000,000
5,000	0.95%, 8/1/08, Ser. B	VMIG1/A-1+	5,000,000
3,000	1.17%, 8/1/08, Ser. C-3 (GTD)	VMIG1/A-1+	3,000,000

	Total California Variable Rate Demand Notes (cost—$13,000,000)		13,000,000

	Total Investments (cost—$402,482,054)—100.0%		$405,752,771

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, are valued at the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund’s net asset value is normally determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $7,451,451, representing 1.84% of total investments.

(b)	Illiquid security.

(c)	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

(d)	144A Security—Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	Inverse Floater — The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index. The interest rate disclosed reflects the rate in effect on July 31, 2008.

(f)	Variable Rate Notes—Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on July 31, 2008.

(g)	Maturity date shown is date of next put.

(h)	Residual Interest Bonds held in trust—Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
Glossary:
AMBAC—insured by American Municipal Bond Assurance Corp.
CA Mtg. Ins.—insured by California Mortgage Insurance
CA St. Mtg.—insured by California State Mortgage
CP—Certificates of Participation
FGIC—insured by Financial Guaranty Insurance Co.
FSA—insured by Financial Security Assurance, Inc.
GO—General Obligation Bond
GTD—Guaranteed
MBIA—insured by Municipal Bond Investors Assurance
NR—Not Rated
XLCA—insured by XL Capital Assurance
Other Investments:
(1) Futures contracts outstanding at July 31, 2008:

		Market
		Value	Expiration	Unrealized
Type	Contracts	(000)	Date	Depreciation

Short: U.S. Treasury Bond Futures	(333)	$(38,462)	9/19/08	$(279,134)

The Fund pledged $830,100 in cash as collateral for futures contracts.

Fair Value Measurements–Effective May 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The valuation techniques used by the Fund to measure fair value during the three months ended July 31, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs.
The following is a summary of the inputs used as of July 31, 2008 in valuing the Fund’s investments carried at value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments

Level 1 - Quoted Prices	$—	$(279,134)
Level 2 - Other Significant Observable Inputs	405,752,771	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$405,752,771	$(279,134)

Item 2. Controls and Procedures
(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.
(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits
(a)	Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: PIMCO California Municipal Income Fund

By	/s/ Brian S. Shlissel
President & Chief Executive Officer
Date: September 25, 2008

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer
Date: September 25, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer
Date: September 25, 2008

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer
Date September 25, 2008